Cover	Jul. 21, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 21, 2022
Entity File Number	333-118155
Entity Registrant Name	MDWerks, Inc.
Entity Central Index Key	0001295514
Entity Tax Identification Number	33-1095411
Entity Incorporation, State or Country Code	DE
Entity Address, Postal Zip Code	92270
City Area Code	(403)
Local Phone Number	988-2005
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	MDWK
Entity Emerging Growth Company	false